Eaton Vance

Connecticut Municipal Income Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 94.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,231,400

		$1,231,400

Education — 20.7%
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/31	$500	$524,720
5.00%, 7/1/32	1,125	1,180,215
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/33	340	418,282
4.00%, 7/1/34	335	409,795
4.00%, 7/1/35	310	377,468
Connecticut Health and Educational Facilities Authority, (Connecticut College), Prerefunded to 7/1/22, 5.00%, 7/1/30	1,255	1,325,406
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,726,678
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,738,774
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
5.00%, 7/1/33	275	351,596
5.00%, 7/1/37	450	539,469
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	163,060
4.00%, 7/1/29	100	119,908
4.00%, 7/1/30	125	148,846
4.00%, 7/1/33	430	506,781
4.00%, 7/1/34	1,085	1,275,331
4.00%, 7/1/36	430	503,177
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	942,840
5.00%, 7/1/35	850	985,856
Connecticut Health and Educational Facilities Authority, (Yale University):
1.10% to 2/7/23 (Put Date), 7/1/48	500	507,980
5.00%, 7/1/27	1,000	1,268,470
University of Connecticut, 5.00%, 11/15/29	1,000	1,066,460

		$17,081,112

Escrowed/Prerefunded — 8.2%
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	$1,000	$1,007,700
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), Prerefunded to 7/1/21, 5.00%, 7/1/29	1,000	1,007,620

Security	Principal Amount (000’s omitted)	Value
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	$1,000	$1,155,800
Hartford County Metropolitan District, (Clean Water), CT, Prerefunded to 4/1/22, 5.00%, 4/1/36	1,500	1,566,855
Norwalk, CT, Prerefunded to 7/1/21, 4.00%, 7/1/26	1,975	1,987,245

		$6,725,220

General Obligations — 19.2%
Colchester, CT, 4.00%, 10/15/28	$440	$490,292
Connecticut:
3.00%, 1/15/32	500	568,385
4.00%, 1/15/36	1,000	1,197,200
5.00%, 10/1/22	250	250,913
5.00%, 4/15/30	1,150	1,494,103
5.00%, 4/15/39	100	126,127
Darien, CT, 4.00%, 8/1/37	1,310	1,542,787
East Haddam, CT:
3.00%, 12/1/35	400	444,612
3.00%, 12/1/37	290	319,467
Enfield, CT, 4.00%, 8/1/29	500	582,630
Fairfield, CT, 5.00%, 1/1/23	1,000	1,080,990
Greenwich, CT:
4.00%, 7/15/29	450	499,059
4.00%, 7/15/30	250	276,937
4.00%, 7/15/32	400	442,260
Guilford, CT, 3.00%, 8/1/34	500	564,645
New Canaan, CT, 5.00%, 4/1/27	250	313,967
North Haven, CT:
5.00%, 7/15/23	1,475	1,632,427
5.00%, 7/15/25	1,490	1,776,736
Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,174,020
Stamford, CT, 4.00%, 7/1/25	370	372,294
Trumbull, CT, 4.00%, 9/1/32	610	726,522

		$15,876,373

Hospital — 9.1%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,694,820
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,074,330
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,411,260
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	570,600
5.00%, 7/1/34	1,520	1,731,021

		$7,482,031

Housing — 2.3%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$840,150
Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	1,000	1,066,710

		$1,906,860

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 7.6%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$2,536,736
(AMBAC), 5.25%, 7/1/31	2,050	2,714,056
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,005	1,013,372

		$6,264,164

Insured-Escrowed/Prerefunded — 1.3%
Bridgeport, CT, (AGM), Escrowed to Maturity, 4.00%, 8/15/21	$1,075	$1,086,664

		$1,086,664

Insured-General Obligations — 6.2%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$1,341,626
Hamden, CT:
(BAM), 5.00%, 8/1/32	500	639,205
(BAM), 5.00%, 8/1/35	500	631,925
Hartford, CT:
(AGC), 5.00%, 8/15/28	500	501,740
(AGM), 5.00%, 4/1/31	240	249,482
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,142,450
Windham, CT, (BAM), 4.00%, 8/15/37	500	607,360

		$5,113,788

Insured-Hospital — 1.4%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,152,510

		$1,152,510

Insured-Transportation — 1.1%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$740	$920,049

		$920,049

Insured-Water and Sewer — 4.8%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$3,966,995

		$3,966,995

Senior Living/Life Care — 2.4%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,173,930
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.):
3.25%, 1/1/27(1)	250	255,067
5.00%, 1/1/45(1)	500	553,705

		$1,982,702

Special Tax Revenue — 2.6%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,151,400

		$2,151,400

Student Loan — 1.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/30	$555	$582,212
(AMT), 4.125%, 11/15/33	210	222,961
(AMT), 5.00%, 11/15/28	250	299,238
(AMT), 5.00%, 11/15/29	250	302,562

		$1,406,973

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.4%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,120,410

		$1,120,410

Water and Sewer — 3.4%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$533,200
5.00%, 8/1/32	355	457,741
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	1,171,540
5.00%, 9/15/29	200	237,246
5.00%, 9/15/30	125	148,279
5.00%, 4/1/33	100	128,930
5.00%, 4/1/34	100	128,532

		$2,805,468

Total Tax-Exempt Municipal Obligations — 94.9% (identified cost $72,607,568)		$78,274,119

Other Assets, Less Liabilities — 5.1%		$4,181,110

Net Assets — 100.0%		$82,455,229

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 23.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 6.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $808,772 or 1.0% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$78,274,119	$—	$78,274,119
Total Investments	$—	$78,274,119	$—	$78,274,119

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.s